Investments - Additional Information (Detail) - USD ($) shares in Millions, $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Oct. 31, 2020
Schedule of Equity Method Investments [Line Items]
Unrealized Gains on Equity Securities		$ (110)	$ 63
Investment Penny Warrants [Member] | Fisker Inc [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment Number of warrants subscribed				19.5
Payments to Acquire Equity Securities, FV-NI	$ 119	201
Public Company Warrants [Member]
Schedule of Equity Method Investments [Line Items]
Unrealized Gains on Equity Securities		$ (173)	$ 4